Consolidated Balance Sheet Components - Property, Equipment and Software, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 6,854	$ 22,740
Less: accumulated amortization and depreciation	(733)	(2,783)
Total	6,121	19,957
Internal use software
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	3,550	20,343
Purchased software
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	17	110
Office, furniture and equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	19	609
Other computer and network equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	2,991	1,199
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 277	$ 479